Leases - Schedule of Information about movement of Leasing Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Information About Movement Of Leasing Liabilities [Abstract]
Beginning balance	¥ 43,296		¥ 85,143
Recognition of of additional leasing contract	24,431		559
Interest of lease liabilities	1,695		3,276
Leasing payment	(36,066)	$ (5,660)	(45,682)	¥ (51,370)
Ending balance	¥ 33,356		¥ 43,296	¥ 85,143